Loans - Impaired Loans (excluding purchased credit-impaired loans) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Receivables [Abstract]
Gross interest income that would have been recorded had impaired loans been current	$ 2,700	$ 3,100	$ 5,200
Financing Receivable, Impaired [Line Items]
Impaired loans with an allowance, Gross recorded investment	33,039	49,237
Impaired loans, Specific allowance	(11,566)	(19,105)
Impaired loans with an allowance, Net loans	21,473	30,132
Gross recorded investment of impaired loans without an allowance	59,643	58,720
Impaired loans, Gross recorded investment	92,682	107,957
Impaired loans, Net loans	81,116	88,852
Purchased Credit-Impaired Loans
Financing Receivable, Impaired [Line Items]
Impaired loans, Specific allowance	(200)
Commercial loans
Financing Receivable, Impaired [Line Items]
Impaired loans with an allowance, Gross recorded investment	579	599
Impaired loans, Specific allowance	(577)	(590)
Impaired loans with an allowance, Net loans	2	9
Gross recorded investment of impaired loans without an allowance	1,050	1,122
Impaired loans, Gross recorded investment	1,629	1,721
Impaired loans, Net loans	1,052	1,131
Commercial loans | Commercial and merchandising
Financing Receivable, Impaired [Line Items]
Impaired loans with an allowance, Gross recorded investment	579	599
Impaired loans, Specific allowance	(577)	(590)
Impaired loans with an allowance, Net loans	2	9
Gross recorded investment of impaired loans without an allowance	1,048	1,096
Impaired loans, Gross recorded investment	1,627	1,695
Impaired loans, Net loans	1,050	1,105
Commercial loans | Overdrafts
Financing Receivable, Impaired [Line Items]
Impaired loans with an allowance, Gross recorded investment	0	0
Impaired loans, Specific allowance	0	0
Impaired loans with an allowance, Net loans	0	0
Gross recorded investment of impaired loans without an allowance	2	26
Impaired loans, Gross recorded investment	2	26
Impaired loans, Net loans	2	26
Commercial real estate loans | Commercial mortgage
Financing Receivable, Impaired [Line Items]
Impaired loans with an allowance, Gross recorded investment	1,722	6,127
Impaired loans, Specific allowance	(750)	(2,951)
Impaired loans with an allowance, Net loans	972	3,176
Gross recorded investment of impaired loans without an allowance	5,944	17,198
Impaired loans, Gross recorded investment	7,666	23,325
Impaired loans, Net loans	6,916	20,374
Consumer loans
Financing Receivable, Impaired [Line Items]
Impaired loans with an allowance, Gross recorded investment	408	366
Impaired loans, Specific allowance	(278)	(274)
Impaired loans with an allowance, Net loans	130	92
Gross recorded investment of impaired loans without an allowance	606	1,117
Impaired loans, Gross recorded investment	1,014	1,483
Impaired loans, Net loans	736	1,209
Consumer loans | Overdrafts
Financing Receivable, Impaired [Line Items]
Impaired loans with an allowance, Gross recorded investment	0	0
Impaired loans, Specific allowance	0	0
Impaired loans with an allowance, Net loans	0	0
Gross recorded investment of impaired loans without an allowance	17	11
Impaired loans, Gross recorded investment	17	11
Impaired loans, Net loans	17	11
Consumer loans | Automobile financing
Financing Receivable, Impaired [Line Items]
Impaired loans with an allowance, Gross recorded investment	155	0
Impaired loans, Specific allowance	(75)	0
Impaired loans with an allowance, Net loans	80	0
Gross recorded investment of impaired loans without an allowance	130	98
Impaired loans, Gross recorded investment	285	98
Impaired loans, Net loans	210	98
Consumer loans | Other consumer
Financing Receivable, Impaired [Line Items]
Impaired loans with an allowance, Gross recorded investment	253	366
Impaired loans, Specific allowance	(203)	(274)
Impaired loans with an allowance, Net loans	50	92
Gross recorded investment of impaired loans without an allowance	459	1,008
Impaired loans, Gross recorded investment	712	1,374
Impaired loans, Net loans	509	1,100
Residential mortgage loans
Financing Receivable, Impaired [Line Items]
Impaired loans with an allowance, Gross recorded investment	30,330	42,145
Impaired loans, Specific allowance	(9,961)	(15,290)
Impaired loans with an allowance, Net loans	20,369	26,855
Gross recorded investment of impaired loans without an allowance	52,043	39,283
Impaired loans, Gross recorded investment	82,373	81,428
Impaired loans, Net loans	$ 72,412	$ 66,138